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March 8, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Michael L. Kosoff

Re:                 Preliminary Proxy Materials for
Morgan Stanley Select Dimensions Investment Series (the “Fund”), on behalf of its Global Infrastructure Portfolio

Dear Mr. Kosoff:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Shareholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 212.649.8796 (tel) or 212.698.3599 (fax) or Daniel E. Burton of Morgan Stanley at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Kristin M. Hester
Kristin M. Hester

Enclosures